Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

April 1, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:    Rule 497(e) Interactive Data Exhibit for Pioneer Funds

Ladies and Gentlemen:

         On behalf of each registrant listed on Exhibit A hereto (each, a "Trust"), each a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of Prospectus for each respective series listed on Exhibit A hereto (each, a "Pioneer Fund"), each a series of the respective Trust, that was filed under Rule 497(e) on March 23, 2020 (SEC accession number 0000276776-20-000086).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

      Jeremy B. Kantrowitz

cc:  Christopher J. Kelley, Esq.

       Toby R. Serkin, Esq.

Exhibit A

Pioneer Funds Containing Interactive Data Exhibit

RegistrantsSeries of Registrant

Pioneer Bond FundPioneer Bond Fund

(File Nos. 002-62436, 811-02864)

CIK 0000276776

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Pioneer Series Trust IIIPioneer Disciplined Value Fund

(File Nos. 333-120144, 811-21664)

CIK 00001306349

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Pioneer Asset Allocation TrustPioneer Solutions -- Balanced Fund

(File Nos. 333-114788, 811-21569)

CIK 0001288255

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Pioneer Series Trust IVPioneer Balanced ESG Fund

(File Nos. 333-126384, 811-21781)Pioneer Multi-Asset Income Fund

CIK 0001331854

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Pioneer Series Trust VPioneer Global Equity Fund

(File Nos. 333-129005, 811-21823)Pioneer High Income Municipal Fund

CIK 0001341256 Pioneer Corporate High Yield Fund

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Pioneer Short Term Income FundPioneer Short Term Income Fund

(File Nos. 333-114423, 811-21558)

CIK 0001286364

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Pioneer Series Trust XIVPioneer Strategic Income Fund

(File Nos. 333-71813, 811-09223)Pioneer Emerging Markets Equity Fund

CIK 000107742

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Pioneer Equity Income FundPioneer Equity Income Fund

(File Nos. 333-46453, 811-08657)

CIK 0000869356

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Pioneer High Yield FundPioneer High Yield Fund

(File Nos. 333-90789, 811-09685)

CIK 0001094521

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Pioneer Mid Cap Value FundPioneer Mid Cap Value Fund

(File Nos. 033-34801, 811-06106)

CIK 0000863334

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Pioneer Series Trust VIPioneer Floating Rate Fund

(File Nos. 333-138560, 811-21978)Pioneer Flexible Opportunities Fund

CIK 0001380192

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Pioneer Series Trust VIIPioneer Global High Yield Fund

(File Nos. 333-62166, 811-10395)Pioneer Global Multisector Income Fund

CIK 0001140157

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Pioneer Series Trust VIIIPioneer International Equity Fund

(File Nos. 033-53746, 811-07318)

CIK 0000893660

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Pioneer FundPioneer Fund

(File Nos. 002-25980, 811-01466)

CIK 0000078713

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Pioneer Real Estate SharesPioneer Real Estate Shares

(File Nos. 033-65822, 811-07870)

CIK 0000908996

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Pioneer Series Trust IIPioneer AMT-Free Municipal Fund

(File Nos. 333-110037, 811-21460)Pioneer Select Mid Cap Growth Fund

CIK 0001265389

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Pioneer Series Trust XPioneer Fundamental Growth Fund

(File Nos. 333-81354, 811-21108)Pioneer Dynamic Credit Fund

CIK 0000893660Pioneer Multi-Asset Ultrashort Income Fund

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Pioneer Series Trust XIPioneer Core Equity Fund

(File Nos. 002-32773, 811-01835)

CIK 0000078758

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Pioneer Series Trust XIIPioneer Disciplined Growth Fund

(File Nos. 333-42105, 811-08547)

CIK 0000078758